Schedule H Item 4(a)- Schedule of Delinquent Participant Contributions (Tables)	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H Item 4(a)- Schedule of Delinquent Participant Contributions

Schedule H Item 4(a)- Schedule of Delinquent Participant Contributions

EIN: 39-0143280 Plan Number: 009

Year Ended December 31, 2025

Participant Contributions Transferred Late to Plan	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected Under FVCP and PTE 2002-51

Check Here if Late Participant Loan Repayments are Included: X	$-	$-	$-	$236